Goodwill and Intangible Assets - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Amortization during the year	₱ 2,822	₱ 2,496	₱ 758
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization during the year	2,822	2,496
Accumulated depreciation, impairment and amortization [Member] | Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Intangible Assets [Line Items]
Accumulated impairment balance	438	438
Accumulated depreciation, impairment and amortization [Member] | ABM Global Solutions, Inc. and Subsidiaries [Member]
Disclosure Of Intangible Assets [Line Items]
Accumulated impairment balance	₱ 216	216
Wireless [Member]
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates applied to cash flow projections	7.38%
Growth rate of cash flows beyond the projection of three years	2.00%
Impairment loss relating to goodwill	₱ 0	0
Fixed Line [Member]
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates applied to cash flow projections	7.38%
Growth rate of cash flows beyond the projection of three years	2.00%
Impairment loss relating to goodwill	₱ 0	0
Sun Trademark [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization during the year	₱ 2,628	₱ 1,877